Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

20.  Related party transactions

Name of Related Parties	Relationship with the Group
Successor (NFH)
Fosun Industrial Co., Limited (“Fosun”)	Shareholder with significant influence
Chindex Medical Limited (“CML”)	Subsidiary of Fosun
Ample Up Limited (“Ample”)	Subsidiary of Fosun
Shanghai Fuji Medical Equipment Co., Limited (“Fuji”)	Subsidiary of Fosun
Shanghai Fosun Medical System Co., Limited. (“Fosun Medical”)	Subsidiary of Fosun
Shenzhen Sanjiu Hospital Co., Limited (“Sanjiu Hospital”)	Fellow subsidiary of the Sponsor
Predecessor (HHH)
TPG Healthy, L.P. (“TPG”)	LP Interests holder
Fosun Industrial Co., Limited (“Fosun”)	LP Interests holder
Chindex Medical Limited (“CML”)	Subsidiary of Fosun
Ample Up Limited (“Ample”)	Subsidiary of Fosun
Shanghai Fuji Medical Equipment Co., Limited (“Fuji”)	Subsidiary of Fosun
Shanghai Fosun Medical System Co., Limited. (“Fosun Medical”)	Subsidiary of Fosun

a)Related party transactions

		Period from 19	Period from 1
		December to 31	January to 18	Year ended 31	Year ended 31
	Notes	December 2019	December 2019	December 2018	December 2017
		Successor (NFH)	Predecessor (HHH)
Purchases of medical equipment from Ample and CML		67	16,865	882	2,770
Purchases of medical services from Fuji		75	1,746	1,006	—
Purchases of medical services from Fosun Medical		83	59	—	—
Management consulting services from TPG and Fosun		—	3,797	3,637	3,715
Advances to senior executives		63,405	—	14,705	14,000
Management services to Sanjiu Hospital		148	—	—	—
Transaction bonus to senior executives		4,553	—	—	—
Transaction expense reimbursement to Fosun		34,977	—	—	—
Gain on disposal of CML	(i)	—	—	—	29,618

(i)On 7 April 2017, the Group disposed all of its 30% equity interests in CML to Ample fora cash consideration of RMB263,589 resulting in a gain on disposal amounting to RMB29,618. The total cash consideration was determined based on a valuation report performed by an independent qualified valuer. On 21 December 2018, the Group liquidated Chindex Medical Holdings, Ltd. ("CMH"), the holding company of CML. The Group uses the direct method of consolidation and on liquidation of CMH, a foreign operation, comprehensive income amounting to RMB26,429 was reclassified to profit or loss.

b)Related party balances

		31 December	31 December
		2019	2018
	Notes	Successor (NFH)	Predecessor (HHH)
Amounts due from related parties:
Senior executives	(ii)	63,405	28,705
CML		99	3,965
Fosun Medical		44	—
Sanjiu Hospital		3,375	—
		66,923	32,670
Amounts due to related parties:
Fuji		334	781
CML		166	1,032
Fosun Medical		103	—
Senior executives		2,790	—
TPG and Fosun		652	728
		4,045	2,541

(ii)   The Partnership provided interest bearing advances to senior executives. The same senior executives were also LP Interests holders of the Partnership. Therefore, RMB29,241 were deducted from the cash consideration paid to them in lieu of full settlement of the advances due to the Partnership upon the completion of the Business Combination. Interest income of RMB536, RMB304 and RMB45, respectively, were recorded as interest income during 2019 Predecessor Period, 2018 Predecessor Period and 2017 Predecessor Period, respectively. Amount due from senior executives at 31 December 2019 was a balance due from a senior executive, which was promptly paid back in January 2020.

All the balances due from related parties as of 31 December 2019 (Successor) and 2018 (Predecessor) were unsecured, and neither past due nor impaired. The credit quality of due from related parties is assessed by reference to the counterparties’ default history. Based on past experience, management of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered recoverable for the periods presented.

c)Compensation of key management personnel of the Group

	Period from 19	Period from 1
	December to 31	January to 18	Year ended 31	Year ended 31
	December 2019	December 2019	December 2018	December 2017
	Successor (NFH)	Predecessor (HHH)
Short term employee benefits	5,284	19,783	16,526	13,415
Post-employment benefits	5	145	140	101
Share-based compensation expense	9,555	12,360	13,062	18,884
Total compensation paid to key management personnel	14,844	32,288	29,728	32,400